Revenue and Cost of Sales (Tables)	6 Months Ended
Jun. 30, 2026
Revenue and Cost of Sales
Schedule of disaggregation of revenue
	Three months ended June 30, 2026	Three months ended June 30, 2025	Six months ended June 30, 2026	Six months ended June 30, 2025
Concentrate sales	$32,013	$21,941	$74,006	$37,702
Provisional pricing adjustments	(5,226)	(136)	(7,786)	2,939
	$26,787	$21,805	$66,220	$40,641

Schedule of cost of sales
	Three months ended June 30, 2026	Three months ended June 30, 2025	Six months ended June 30, 2026	Six months ended June 30, 2025
Production costs	$12,368	$10,531	$25,088	$17,971
Write down of equipment and materials and supplies inventory	18	164	18	164
Depreciation and depletion	1,430	886	4,725	1,720
	$13,816	$11,581	$29,831	$19,855